RELATED PARTY TRANSACTIONS - Disclosure of professional fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Professional fees expense	$ 1,099	$ 841
Capital stock issuance costs	6,645	1,776
Koffman Kalef, LLP [Member]
Disclosure of transactions between related parties [line items]
Professional fees expense	105	307
Capital stock issuance costs	250	113
Amounts payable, related party transactions	$ 6	$ 25